RELATED PARTIES AND RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2018
Related Parties And Related Party Transactions Tables Abstract
Statement of comprehensive income
IN MILLIONS OF USD	2018	2017	2016
PURCHASE OF GOODS FROM
International Operation & Services (UY) SA	(82.5)	(67.4)	(27.3)
International Operations & Services (USA)	-	-	(37.2)
Hudson News Distributors 1	(0.3)	(12.2)	(15.6)
Hudson RPM 1	(18.6)	(8.5)	(5.0)

PURCHASE OF SERVICES FROM
Dufry International AG, Interest expenses	(28.2)	(28.6)	(2.5)
Dufry International AG, Franchise fee expenses	(15.2)	(50.6)	(42.9)
Dufry Financial Services B.V., Interest expenses	(2.0)	(0.9)	-
Dufry Finance SNC, Interest expenses	-	-	(26.6)
Dufry Management AG, IT expenses	(1.8)	(1.3)	-
World Duty Free Group SA, IT expenses	(0.1)	(0.2)	-
World Duty Free Group SA, Franchise fees expense	-	-	(7.2)

OTHER OPERATIONAL INCOME FROM
Dufry International AG, Debt waiver	-	9.4	-

SALES OF SERVICES TO
International Operations & Services (USA), Advertising income	5.7	-	-
Dufry International AG, Other selling income	2.8	-	-
Nuance Group (Chicago) LLC, Other selling income 2	0.9	0.9	-

1	Hudson News Distributors and Hudson RPM are controlled by James S. Cohen, a member of Hudson's board of directors.

2	Transactions with associated companies.

Financial position
IN MILLIONS OF USD	2018	2017
ACCOUNTS RECEIVABLES AT DECEMBER 31
International Operations & Services (USA), Other receivables	5.6	-
Dufry International AG, Other receivables	3.3	-
International Operation & Services (UY) SA, Other receivables	0.1	-
International Operations & Services (CH) AG, Other receivables	0.4	-
Hudson RPM, other receivables 1	1.0	0.8
Nuance Group (Chicago) LLC, Other receivables 2	0.2	0.1

ACCOUNTS PAYABLES AT DECEMBER 31
Dufry International AG, Loans payable, long-term	445.0	468.7
Dufry International AG, Loans payable, short-term	-	13.1
Dufry Financial Services B.V., Loans payable, long-term	47.7	51.7
Dufry Financial Services B.V., Loans payable, short-term	51.4	67.6
International Operation & Services (UY) SA, Trade payables	28.9	31.5
International Operations & Services (USA), Trade payables	-	-
Dufry International AG, Fee payables	0.3	1.8
Dufry International AG, Other payables	-	7.2
Dufry Management AG, Fee payables	0.2	0.1
Dufry Management AG, Other payables	-	0.3
Dufry AG, Other payables	1.1	-
World Duty Free Group UK Ltd, Other payables	0.2	0.3
Dufry Financial Services B.V., Other payables	0.1	0.2
Hudson News Distributors, Trade payables 1	-	0.1
Hudson RPM, Trade payables 1	1.5	-

1	Hudson News Distributors and Hudson RPM are controlled by James S. Cohen, a member of Hudson's board of directors.

2	Transactions with associated companies.

Compensation to key executives
IN MILLIONS OF USD	2018	2017	2016
Salaries	5.8	3.6	3.2
Variable payment	3.6	2.9	2.7
Non-monetary benefits	0.2	0.1	0.1
Share based payments	8.8	4.6	0.6
Total	18.4	11.2	6.6